Consolidated Statements of Operations (Allied Integral United Inc) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Total revenues	$ 184,000	$ 545,000
COSTS AND EXPENSES
Selling, general and administrative expenses	2,704,000	3,918,000
Research & development	178,000	2,353,000
Depreciation and amortization expenses	38,000	820,000
Total operating expenses	3,143,000	9,833,000
Operating loss	(2,959,000)	(9,288,000)
Other (income) expenses
Net Loss	(13,775,071)	(7,778,407)
Net loss applicable to Allied Integral United, Inc.	$ (2,957,000)	$ (9,229,000)
Basic and diluted income (loss) per share attributable to Allied Integral United, Inc.:
Net loss	$ (1.10)	$ (12.33)
Weighted average common shares basic and diluted outstanding	2,686,086	748,658
Allied Integral United Inc [Member]
REVENUES
Total revenues	$ 12,655,527	$ 12,499,119
COSTS AND EXPENSES
Operating expenses	18,099,750	16,408,875
Selling, general and administrative expenses	5,516,693	3,739,073
Research & development	1,741,177	475,000
Depreciation and amortization expenses	601,314	576,637
Total operating expenses	25,958,934	21,199,585
Operating loss	(13,303,407)	(8,700,466)
Other (income) expenses
Interest expense	472,954	818,807
Unrealized loss on securities	1,284,000
Other (income) expenses	(169,751)	40,985
Total other (income) expenses	1,587,203	859,792
Loss before income tax	(14,890,610)	(9,560,258)
Income tax expense (benefit)
Loss from continuing operations	(14,890,610)	(9,560,258)
Income from discontinued operations, net of tax (Note 5)	1,115,540	1,781,851
Net Loss	(13,775,070)	(7,778,407)
Net loss attributable to non-controlling interest	1,994,708	614,414
Preferred stock dividend	(10,944,480)	(10,981,490)
Net loss applicable to Allied Integral United, Inc.	$ (22,724,842)	$ (18,145,483)
Basic and diluted income (loss) per share attributable to Allied Integral United, Inc.:
Net loss from continued operations	$ (31.78)	$ (48.89)
Net income from discontinued operations	1.49	4.37
Net loss	$ (30.30)	$ (44.52)
Weighted average common shares basic and diluted outstanding	750,078	407,591
Allied Integral United Inc [Member] | Resident Fee [Member]
REVENUES
Total revenues	$ 12,655,527	$ 12,499,119